BANK AND OTHER BORROWINGS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
BANK AND OTHER BORROWINGS

NOTE 10 – BANK AND OTHER BORROWINGS

In August 2020, the Company obtained a revolving credit line in the principal amount of RMB910,000 (approximately $139,000 when borrowed) from China Construction Bank, which bears interest at 4.10%. The credit line is guaranteed by Xiulan Zhou, a related party, and pledged with her property. The credit line was fully repaid on the maturity date of August 7, 2023.

In November 2021, the Company obtained a bank loan in the principal amount of RMB500,000 (approximately $79,000 when borrowed) from Shenzhen Qianhai Webank Co., Ltd. (“WeBank”), which bears interest at 3.6%. The maturity date is on December 11, 2021. On December 11, 2021, the Company and WeBank agreed to extend the maturity date of the loan to December 21, 2023 and increase the principal amount to RMB500,750 (approximately $79,000 when borrowed) reflecting the accrued interest. The loan is guaranteed by Yumin Lin and bears interest at 10.71%.

In May 2022, the Company obtained a revolving credit line in the principal amount of RMB1,000,000 (approximately $149,000 when borrowed) from China Construction Bank, which bears interest at 4.45%. The credit line is guaranteed by Xiulan Zhou, a related party. The credit line was fully repaid on the maturity date of May 26, 2023.

In May 2022, the Company obtained a loan in the principal amount of RMB161,000 (approximately $24,000 when borrowed) from Huaneng Guicheng Trust Co., Ltd. (“Huaneng Guicheng”), which bears interest at 11.34%. The loan is guaranteed by Yumin Lin. The maturity date is on May 21, 2024.

In May 2022, the Company obtained a bank loan in the principal amount of RMB69,000 (approximately $10,000 when borrowed) from WeBank, which bears interest at 11.34%. The loan is guaranteed by Yumin Lin. The maturity date is on May 21, 2024.

In July 2022, the Company obtained two loans in the principal amount of RMB99,000 (approximately $15,000 when borrowed) and RMB231,000 (approximately $34,000 when borrowed) from WeBank and Guangdong Nanyue Bank Co., Ltd. (“Nanyue Bank”), respectively, which bear interest at 14.4%. The loans are guaranteed by Kaihong Lin. The maturity date is on July 8, 2024.

In July 2022, the Company obtained two loans in the principal amount of RMB153,000 (approximately $23,000 when borrowed) and RMB357,000 (approximately $53,000 when borrowed) from WeBank and Nanyue Bank, respectively, which bear interest at 14.4%. The loans are guaranteed by Falan Zhou, a manager of subsidiaries. The maturity date is on July 13, 2024.

In July 2022, the Company obtained a loan in the principal amount of RMB380,000 (approximately $57,000 when borrowed) from Huaneng Guicheng, which bears interest at 12.6%. The loan is guaranteed by Yumin Lin. The maturity date is on July 21, 2024.

In February 2023, the Company obtained a revolving credit line in the principal amount of RMB465,000 (approximately $68,000 when borrowed) from China Construction Bank, which bears interest at 4.00%. The loan is guaranteed by Shuqin Chen, a related party. The maturity date is on February 11, 2024.

In April 2023, the Company obtained two bank loans in the principal amount of RMB224,000 (approximately $31,000 when borrowed) and RMB96,000 (approximately $13,000 when borrowed) from Bank of Ningbo and WeBank, respectively, which bear interest at 12.24%. The loans are guaranteed by Falan Zhou, a manager of subsidiaries. The maturity date is on April 7, 2025.

In April 2023, the Company obtained a mortgage loan in the principal amount of RMB195,415 (approximately $27,000 when borrowed) from WeBank, which bears interest at 6.54%. The loan is pledged with a vehicle of the Company. The maturity date is on April 10, 2028.

In May 2023, the Company obtained a revolving credit line in the principal amount of RMB1,050,000 (approximately $146,000 when borrowed), with Yumin Lin as a co-borrower, from China Construction Bank, which bears interest at 4.20%. The maturity date is on May 26, 2024.

In July 2023, the Company obtained two bank loans in the principal amount of RMB57,000 (approximately $8,000 when borrowed) and RMB133,000 (approximately $18,000 when borrowed) from WeBank and Nanyue Bank, respectively, which bear interest at 10.44%. The loans are guaranteed by Falan Zhou, a manager of subsidiaries. The maturity date is on July 13, 2025.

In July 2023, the Company obtained a revolving credit line in the principal amount of RMB1,040,000 (approximately $143,000 when borrowed) from China Construction Bank, which bears interest at 3.70%. The credit line is guaranteed by Xiulan Zhou, a related party, and pledged with her property. The maturity date is on July 17, 2026.

In July 2023, the Company obtained a revolving credit line in the principal amount of RMB817,000 (approximately $114,000 when borrowed), with Yumin Lin as a co-borrower from China Construction Bank, which bears interest at 3.85%. The maturity date is on July 22, 2024.

The balance of the loans borrowed as of September 30, 2023 and December 31, 2022 were as follows:

	September 30, 2023	December 31, 2022
Loans from a trust in PRC	$29,139	$60,049
China Construction Bank	463,471	276,447
WeBank	70,508	77,220
Guangdong Nanyue Bank	51,954	67,375
Bank of Ningbo	24,373	-
Aggregate outstanding principal balances	639,445	481,091
Less: current portion	451,119	422,653
Non-current portion	$188,326	$58,438

The total interest expense was $28,546 and $21,077 for the nine months ended September 30, 2023 and 2022, respectively.

Future minimum loan payments as of September 30, 2023 are as follows:

Year ending December 31,
2023 (remaining)	$44,254
2024	418,306
2025	21,406
2026	148,317
2027	5,372
Thereafter	1,790
Total	$639,445

NOTE 10 – BANK AND OTHER BORROWINGS

In August 2020, the Company obtained a revolving credit line in the principal amount of RMB910,000 (approximately $139,000 when borrowed) from China Construction Bank, which bears interest at 4.10%. The credit line is guaranteed by Xiulan Zhou, a related party, and pledged by her property. The maturity date is on August 7, 2023.

In December 2020, the Company obtained a loan in the principal amount of RMB750,000 (approximately $115,000 when borrowed) from Huaneng Guicheng Trust Co., Ltd. (“Huaneng Guicheng”), a financial institution in PRC, which bears interest at the base Loan Prime Rate of 3.85% plus 8.75%. The loan is guaranteed by Yumin Lin. The maturity date is on December 21, 2022. The loan was fully repaid in June 2022.

In November 2021, the Company obtained a bank loan in the principal amount of RMB500,000 (approximately $79,000 when borrowed) from Shenzhen Qianhai Webank Co., Ltd. (“WeBank”), which bears interest at 3.6%. The maturity date is on December 11, 2021. On December 11, 2021, the Company and WeBank agreed to extend the maturity date of the loan to December 21, 2023 and increase the principal amount to RMB500,750 (approximately $79,000 when borrowed) reflecting the accrued interest. The loan is guaranteed by Yumin Lin and bears interest at 10.71%.

In May 2022, the Company obtained a revolving credit line in the principal amount of RMB1,000,000 (approximately $149,000 when borrowed) from China Construction Bank, which bears interest at 4.45%. The credit line is guaranteed by Xiulan Zhou, a related party. The maturity date is on May 26, 2023.

In May 2022, the Company obtained a loan in the principal amount of RMB161,000 (approximately $24,000 when borrowed) from Huaneng Guicheng, which bears interest at 11.34%. The loan is guaranteed by Yumin Lin. The maturity date is on May 21, 2024.

In May 2022, the Company obtained a bank loan in the principal amount of RMB69,000 (approximately $10,000 when borrowed) from WeBank, which bears interest at 11.34%. The loan is guaranteed by Yumin Lin. The maturity date is on May 21, 2024.

In July 2022, the Company obtained two loans in the principal amount of RMB99,000 (approximately $15,000 when borrowed) and RMB231,000 (approximately $34,000 when borrowed) from WeBank and Guangdong Nanyue Bank Co., Ltd. (“Nanyue Bank”), respectively, which bear interest at 14.4%. The loans are guaranteed by Kaihong Lin. The maturity date is on July 8, 2024.

In July 2022, the Company obtained two loans in the principal amount of RMB153,000 (approximately $23,000 when borrowed) and RMB357,000 (approximately $53,000 when borrowed) from WeBank and Nanyue Bank, respectively, which bear interest at 14.4%. The loans are guaranteed by Falan Zhou, a manager of subsidiaries. The maturity date is on July 13, 2024.

On July 21, 2022, the Company obtained a loan in the principal amount of RMB380,000 (approximately $57,000 when borrowed) from Huaneng Guicheng, which bears interest at 12.6%. The loan is guaranteed by Yumin Lin. The maturity date is on July 21, 2024.

The balance of the loans borrowed as of December 31, 2022 and 2021 was as follows:

	December 31, 2022	December 31, 2021
Bank loan from the trust in PRC	$60,049	$67,438
China Construction Bank	276,447	143,192
Guangdong NanYue Bank	67,375	-
WeBank	77,220	78,795
Aggregate outstanding principal balances	481,091	289,425
Less: current portion	422,653	101,207
Non-current portion	$58,438	$188,218

The total interest expense was $31,444 and $17,816 for the years ended December 31, 2022 and 2021, respectively.

Future minimum loan payments as of December 31, 2022 are as follows:

Year ending December 31,
2023	$422,653
2024	58,438
Thereafter	-
Total	$481,091